Commitments and Contingencies - Capital expenditure commitments (Details) - Capital expenditure commitments ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Capital expenditure commitments
Capital expenditure commitments	¥ 1,067	$ 156
Capital expenditure commitments, period	1 year	1 year